Borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings and debt
Schedule of borrowings and debt

Borrowings and debt are detailed as follows:

	December 31, 2019
	Short-Term			Long-term
Carrying amount	Borrowings	Debt	Lease Liabilities	Borrowings	Debt	Lease Liabilities	Total
Principal	1,573,663	22,000	1,145	723,419	802,676	18,769	3,141,672
Prepaid commissions	—	—	—	(1,456)	(1,906)	—	(3,362)
	1,573,663	22,000	1,145	721,963	800,770	18,769	3,138,310

	December 31, 2018
	Short-Term			Long-term
Carrying amount	Borrowings	Debt	Lease Liabilities	Borrowings	Debt	Lease Liabilities	Total
Principal	1,975,174	45,930	—	886,384	614,505	—	3,521,993
Prepaid commissions	—	—	—	(2,790)	(757)	—	(3,547)
	1,975,174	45,930	—	883,594	613,748	—	3,518,446

Schedule of breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates

The breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates, is as follows:

	December 31,	December 31,
	2019	2018
Short-term borrowings:
At fixed interest rates	607,500	695,500
At floating interest rates	966,163	1,279,674
Total borrowings	1,573,663	1,975,174
Short-term debt:
At fixed interest rates	22,000	2,700
At floating interest rates	—	43,230
Total debt	22,000	45,930
Total short-term borrowings and debt	1,595,663	2,021,104

Maximum balance at any month-end	1,595,663	2,021,104
Range of fixed interest rates on borrowings and debt in U.S. dollars	2.07% to 2.52%	2.74% to 3.30%
Range of floating interest rates on borrowings in U.S. dollars	2.09% to 2.35%	2.72% to 3.41%
Range of fixed interest rates on borrowings in Mexican pesos	8.08%	—
Range of floating interest rate on borrowings in Mexican pesos	7.71% to 8.31%	8.49% to 9.39%

The outstanding balances of short-term borrowings and debt by currency, are as follows:

	December 31,	December 31,
	2019	2018
Currency
US dollar	1,476,000	1,926,000
Mexican peso	119,663	95,104
Total	1,595,663	2,021,104

Schedule of breakdown of borrowings and long-term debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions

The breakdown of borrowings and long-term debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions of $3.5 million and $4.2 million as of December 31, 2019 and December 31, 2018, respectively, are as follows (excludes lease liabilities):

	December 31,	December 31,
	2019	2018
Long-term borrowings:
At fixed interest rates with due dates from October 2020 to February 2022	65,435	63,367
At floating interest rates with due dates from February 2020 to August 2023	657,984	823,017
Total long-term borrowings	723,419	886,384
Long-term debt:
At fixed interest rates with due dates from May 2020 to March 2024	502,880	503,229
At floating interest rates with due dates from March 2022 to June 2023	299,796	111,276
Total long-term debt	802,676	614,505
Total long-term borrowings and debt	1,526,095	1,500,889
Less: Prepaid commissions	(3,362)	(3,547)
Total long-term borrowings and debt, net	1,522,733	1,497,342

Maximum outstanding balance at any month – end	1,527,126	1,500,889
Range of fixed interest rates on borrowings and debt in U.S. dollars	2.56% to 3.25%	2.25% to 3.25%
Range of floating interest rates on borrowings and debt in U.S. dollars	2.46% to 3.36%	3.26% to 4.46%
Range of fixed interest rates on borrowings in Mexican pesos	5.73% to 9.09%	5.25% to 9.09%
Range of floating interest rates on borrowings and debt in Mexican pesos	8.14% to 9.13%	9.19% to 9.71%
Range of fixed interest rates on debt in Japanese yens	0.52%	0.46%
Range of fixed interest rates on debt in Euros	3.75%	3.75%
Range of fixed interest rates on debt in Australian dollars	3.33%	3.33%

The balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,	December 31,
	2019	2018
Currency
US dollar	1,097,611	1,203,101
Mexican peso	280,105	143,661
Japanese yen	67,831	72,670
Euro	59,465	60,315
Australian dollar	21,083	21,142
Total	1,526,095	1,500,889

Schedule of future payments of long-term borrowings and debt outstanding	Future payments of long-term borrowings and debt outstanding as of December 31, 2019, are as follows:

Payments	Outstanding

2020	478,817
2021	530,094
2022	395,219
2023	62,500
2024	59,465
1,526,095

Schedule of reconciliation of movements of borrowings and debt arising financing activities explanatory

Reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statements of cash flows:

	2019	2018	2017
Balance as of January 1,	3,518,446	2,211,567	3,246,813
Net (decrease) increase in short-term borrowings and debt	(428,611)	950,259	(396,205)
Proceeds from long-term borrowings and debt	371,536	609,017	219,905
Repayments of long-term borrowings and debt	(368,843)	(256,173)	(883,476)
Payment of lease liabilities	(1,072)	—	—
Recognition of lease liabilities	20,979	—	—
Change in foreign currency	20,044	1,903	23,487
Adjustment of fair value for hedge accounting relationship	4,943	753	(483)
Other adjustments	888	1,120	1,525
Balance as of December 31,	3,138,310	3,518,446	2,211,567

Schedule of maturity analysis contractual undiscounted cash flows of the lease liability

Maturity analysis of contractual undiscounted cash flows of the lease liability is detailed below:

December 31,
2019
Due within 1 year	2,005
After 1 year but within 5 years	10,470
After 5 years but within 10 years	13,492
Total undiscounted lease liabilities	25,967

Short-term	1,145
Long-term	18,769
Lease liabilities included in the statement of financial position	19,914

Schedule of amounts recognized

Amounts recognized in the statement of cash flows

December 31,
2019
Cash outflow for leases	1,072

Amounts recognized in profit or loss

December 31,
2019
Interest on lease liabilities	912
Income from sub-leasing right-of-use assets	(1,661)